Leases and Commitments Maturity of Operating Lease Liabilities (Details) $ in Millions	Dec. 31, 2024 USD ($)
Leases [Abstract]
Lessee, Operating Lease, Liability, Payments, Due Year One	$ 132
Lessee, Operating Lease, Liability, Payments, Due Year Two	119
Operating Leases, Future Minimum Payments, Due in Three Years	73
Operating Leases, Future Minimum Payments, Due in Four Years	36
Operating Leases, Future Minimum Payments, Due in Five Years	22
Operating Leases, Future Minimum Payments, Due Thereafter	40
Lessee, Operating Lease, Liability, Payments, Due	422
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	41
Finance Lease, Liability, to be Paid, Year One	14
Lessee Operating and Financing Lease Liability To Be Paid Year One	146
Lessee Operating and Financing Lease Liability To Be Paid Year Two	130
Finance Lease, Liability, to be Paid, Year Two	11
Lessee Operating and Financing Lease Liability To Be Paid Year Three	83
Finance Lease, Liability, to be Paid, Year Three	10
Lessee Operating and Financing Lease Liability To Be Paid Year Four	43
Finance Lease, Liability, to be Paid, Year Four	7
Lessee Operating and Financing Lease Liability To Be Paid Year Five	26
Finance Lease, Liability, to be Paid, Year Five	4
Lessee Operating and Financing Lease Liability To Be Paid After Year Five	47
Finance Lease, Liability, to be Paid, after Year Five	7
Total lease payments	475
Total lease payments	53
Less imputed interest	9
Less imputed interest	50
Present value of lease liabilities	381
Present value of lease liabilities	44
Present value of lease liabilities	425
Present value of lease liabilities	$ 381